Leases - Lease Terms and Discount Rate (FY) (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease terms [Abstract]
Operating leases, Weighted-average remaining lease term	8 years	6 years
Finance leases, Weighted-average remaining lease term	5 years	5 years
Weighted-average discount rate [Abstract]
Operating leases, Weighted-average discount rate	5.00%	4.46%
Finance leases, Weighted-average discount rate	5.43%	4.74%